20. TRADE ACCOUNTS PAYABLE (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade Accounts Payable Narratives Abstract
Average payment period	94 days	97 days
Trade accounts payable related to supply chain financing	R$ 1,301.3	R$ 1,787.7